SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Prepaid Expenses And Other Current Assets
Loan to a third party	$ 500,000
Prepayment of service fee	222,006	281,959
Deposits	59,470
Staff advance	7,245
Other current assets	3,528	13,600
Total prepaid expenses and other current assets	$ 792,249	$ 295,559